Inventories	12 Months Ended
Jun. 30, 2024
Inventories
Inventories

15. Inventories

Breakdown of Group’s inventories as of June 30, 2024 and 2023 are as follows:

	06.30.2024	06.30.2023
Crops	52,270	47,896
Materials and supplies	62,319	55,443
Sugarcane	1,011	750
Agricultural inventories	115,600	104,089
Supplies for hotels	680	742
Total inventories	116,280	104,831

As of June 30, 2024 and 2023 the cost of inventories recognized as expense amounted to ARS 270,386 and ARS 261,808, respectively and have been included in “Costs” in the Consolidated Statement of Income and Other Comprehensive Income.